Inventories	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Inventories

10. Inventories

	As at March 31,
	2023		2024
Stores and spare parts	₹	30	₹	27
Traded goods		1,158		880
	₹	1,188	₹	907

During the year ended March 31, 2023 and 2024, changes in inventories recognized as expense is ₹ 150 and ₹ 278, respectively, and purchases of traded goods recognized as expense is ₹ 6,494 and ₹ 3,832, respectively.